Invested Assets and Net Investment Income	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Invested Assets and Net Investment Income

5. Invested Assets and Net Investment Income
5.A Fair Value of Financial Instruments
5.A.i Carrying Value and Fair Value of Financial Assets and Financial Liabilities
The carrying values and fair values of our financial assets and liabilities are shown in the following table:

As at	December 31, 2025		December 31, 2024
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash, cash equivalents and short-term securities – FVTPL	$14,841	$14,841	$13,873	$13,873
Debt securities – FVTPL(1)	72,599	72,599	68,106	68,106
Debt securities – FVOCI	13,019	13,019	13,849	13,849
Equity securities – FVTPL	12,179	12,179	9,900	9,900
Equity securities – FVOCI	71	71	74	74
Mortgages and loans – FVTPL(2)	55,157	55,157	53,233	53,233
Mortgages and loans – FVOCI	2,733	2,733	2,525	2,525
Mortgages and loans – Amortized cost(3)	1,543	1,521	1,861	1,814
Derivative assets – FVTPL	1,534	1,534	1,971	1,971
Other financial invested assets (excluding CLOs) – FVTPL(4)	8,161	8,161	7,950	7,950
Other financial invested assets (CLOs) – FVTPL(5)	6,213	6,213	5,356	5,356
Total(6)	$188,050	$188,028	$178,698	$178,651
Financial liabilities
Investment contract liabilities – Amortized cost	$11,796	$11,796	$11,678	$11,678
Obligations for securities borrowing – FVTPL	267	267	239	239
Derivative liabilities – FVTPL	2,065	2,065	2,077	2,077
Other financial liabilities – Amortized cost(7)	2,244	2,245	2,265	2,214
Other financial liabilities (CLOs) – FVTPL(5)	5,846	5,846	5,028	5,028
Total(8)	$22,218	$22,219	$21,287	$21,236

(1)    Includes primarily debt securities that are designated at FVTPL.
(2)    Includes primarily mortgages and loans that are designated at FVTPL.
(3)    Certain mortgages and loans are carried at amortized cost. The fair value of these mortgages and loans, for disclosure purposes, is determined based on the methodology and assumptions described in Note 5.A.iii. As at December 31, 2025, $1,502 and $19 are categorized in Level 2 and Level 3, respectively, of the fair value hierarchy described in this Note (December 31, 2024 — $1,787 and $27, respectively).
(4)    Other financial invested assets include our investments in segregated funds, mutual funds, and limited partnerships.
(5)    See below for details on CLOs.
(6)    Invested assets on our Consolidated Statements of Financial Position of $199,175 (December 31, 2024 — $189,817) include Total financial assets in this table, Investment properties of $9,432 (December 31, 2024 — $9,290), and Other non-financial invested assets of $1,693 (December 31, 2024 — $1,829). Other non-financial invested assets consist of investment in associates and joint ventures which are not consolidated.
(7)    Amount reflects the obligations to purchase outstanding shares of certain SLC Management subsidiaries.
(8)    Total financial liabilities excluding Senior debentures (Note 12) and Subordinated debt (Note 13).
Collateralized Loan Obligations Structure
Crescent Capital Group LP, a subsidiary within our Asset Management business segment, issues and manages CLOs. Each CLO is a special purpose vehicle that owns a portfolio of investments, consisting primarily of senior secured loans, and issues various tranches of senior and subordinated notes to third parties for the purpose of financing the purchase of those investments. Assets of the special purpose vehicle, the senior secured loans, are included in Other financial invested assets and the associated liabilities, the senior and subordinated notes issued to third parties, are included in Other liabilities in our Consolidated Statements of Financial Position.

As at December 31, 2025, the carrying value of the assets related to CLOs are $6,213 (December 31, 2024 — $5,356), which consists of cash and accounts receivable of $691 (December 31, 2024 — $679) and loans of $5,522 (December 31, 2024 — $4,677). These underlying loans are mainly below investment grade.

As at December 31, 2025, the carrying value of the liabilities related to CLOs are $5,846 (December 31, 2024 — $5,028). Our maximum contractual exposure to loss related to the CLOs is limited to our investment of $291 (December 31, 2024 — $263) in the most subordinated tranche. The net unrealized loss incurred to date is $120.
5.A.ii Non-Financial Invested Assets
Non-financial invested assets consist of investment properties, investment in associates and joint ventures which are not consolidated. As at December 31, 2025, the carrying value and fair value of investment properties was $9,432 (December 31, 2024 — $9,290) and $9,432 (December 31, 2024 — $9,290), respectively. The carrying value of other non-financial invested assets which were measured using the equity method of accounting was $1,693 as at December 31, 2025 (December 31, 2024 — $1,829).
5.A.iii Fair Value Methodologies and Assumptions
The specific inputs and valuation techniques used to determine the fair value of our invested assets and financial liabilities are noted below:
Cash, cash equivalents and short-term securities
Cash equivalents are highly liquid investments that are subject to insignificant changes in value and are readily convertible into known amounts of cash. Cash equivalents comprise financial assets with maturities of three months or less from the date of acquisition. Short-term securities comprise financial assets with maturities of greater than three months and less than one year when acquired. Cash, cash equivalents and short-term securities are accounted for at FVTPL.
Government and corporate debt securities
The fair value of government and corporate debt securities is primarily determined using unadjusted quoted prices in active markets for identical or similar securities, where available. When quoted prices in active markets are not available, fair value is determined using market standard valuation methodologies, which include a discounted cash flow method, consensus pricing from various broker dealers that are typically the market makers, or other similar techniques. The assumptions and valuation inputs in applying these market standard valuation methodologies are determined primarily using observable market inputs, which include, but are not limited to, benchmark yields, reported trades of identical or similar instruments, broker-dealer quotes, issuer spreads, bid prices, and reference data including market research publications. In limited circumstances, non-binding broker quotes are used.
Asset-backed securities
The fair value of asset-backed securities is primarily determined using unadjusted quoted prices in active markets for identical or similar securities, where available, or valuation methodologies and valuation inputs similar to those used for government and corporate debt securities. Additional valuation inputs include structural characteristics of the securities, and the underlying collateral performance, such as prepayment speeds and delinquencies. Expected prepayment speeds are based primarily on those previously experienced in the market at projected future interest rate levels. In limited circumstances where there is a lack of sufficient observable market data to value the securities, non-binding broker quotes are used.
Equity securities
The fair value of equity securities is determined using unadjusted quoted prices in active markets for identical securities or similar securities, where available. When quoted prices in active markets are not available, fair value is determined using equity valuation models, which include a discounted cash flow method and other techniques that involve benchmark comparison. Valuation inputs primarily include projected future operating cash flows and earnings, dividends, market discount rates, and earnings multiples of comparable companies. Where equity securities are less frequently traded, the most recent exchange-quoted pricing is used to determine fair value.
Mortgages and loans
The fair value of mortgages and loans is determined by discounting the expected future contractual cash flows using a current market interest rate applicable to financial instruments with a similar yield, credit quality, and maturity characteristics. Valuation inputs typically include benchmark yields and risk-adjusted spreads from current internal lending activities or loan issuances. Valuation inputs also include external lending activities or loan issuances from both public and private markets, enhancing the market observability of inputs. The risk-adjusted spreads are determined based on the borrower’s credit and liquidity, as well as term and other loan-specific features.
Derivative financial instruments
The fair value of derivative financial instruments depends upon derivative types. The fair value of exchange-traded futures and options is determined using unadjusted quoted prices in active markets, where available, while the fair value of over-the-counter ("OTC") derivatives is determined using pricing models, such as a discounted cash flow method or other market standard valuation techniques, with primarily observable market inputs. Valuation inputs used to price OTC derivatives may include swap interest rate curves, foreign exchange spot and forward rates, index prices, the value of underlying securities, projected dividends, volatility surfaces, and in limited circumstances, counterparty quotes. The fair value of OTC derivative instruments also includes credit valuation adjustments to reflect the credit risk of both the derivative counterparty and ourselves as well as the impact of contractual factors designed to reduce our credit exposure, such as collateral and legal rights of offset under master netting agreements. Inputs into determining the appropriate credit valuation adjustments are typically obtained from publicly available information and include credit default swap spreads when available, credit spreads derived from specific bond yields, or published cumulative default experience data adjusted for current trends when credit default swap spreads are not available.
Other financial invested assets
The fair value of other financial invested assets consists primarily of limited partnership investments which is based on net asset value ("NAV") provided by management of the limited partnership investments. Based on the unobservable nature of these NAVs, we do not assess whether applying reasonably possible alternative assumptions would have an impact on the fair value of the limited partnership investments.
Investment properties
The fair value of investment properties is generally determined using property valuation models that are based on expected capitalization rates and models that discount expected future net cash flows at current market interest rates reflective of the characteristics, location, and market of each property. Expected future net cash flows include contractual and projected cash flows and forecasted operating expenses, and take into account interest, rental and occupancy rates derived from market surveys. The estimates of future cash inflows, in addition to expected rental income from current leases, include projected income from future leases based on significant assumptions that are consistent with current market conditions. The future rental rates are estimated based on the location, type and quality of the properties, and take into account market data and projections at the valuation date. The fair values are typically compared to market-based information for reasonability, including recent transactions involving comparable assets. The methodologies and inputs used in these models are in accordance with real estate industry valuation standards. Valuations are prepared externally or internally by professionally accredited real estate appraisers.
Investments for account of segregated fund holders
The fair value of investments for account of segregated fund holders is determined using unadjusted quoted prices in active markets or independent valuation information provided by investment managers. The fair value of direct investments within investments for accounts of segregated fund holders, such as short-term securities and government and corporate debt securities, is determined according to valuation methodologies and inputs described above in the respective asset type sections.
Investment contract liabilities
The fair value of investment contracts is measured through the use of prospective discounted cash flow method. For unit-linked contracts, the fair value is equal to the current unit fund value, plus additional non-unit liability amounts on a fair value basis if required. For non-unit-linked contracts, the fair value is equal to the present value of contractual cash flow. The fair value of the investment contract liabilities approximate their carrying values due to the nature of the contracts.
Obligations for securities borrowing
The fair values of these obligations are based on the fair value of the underlying securities, which can include debt or equity securities. The method used to determine fair value is based on the quoted market prices where available in an active market.
Other financial liabilities
The fair value of other financial liabilities is determined using the discounted contractual cash flow methodology at the incremental borrowing rate or the effective interest rate, where available. Other financial liabilities categorized as Level 3 represent the present value of the estimated price we would pay to acquire any remaining outstanding shares upon exercise of a put option and any mandatory income distributions. The fair value of the liabilities is based on the average earnings before income tax, depreciation and amortization ("EBITDA") for the preceding years before the options’ exercise dates and EBITDA multiples in accordance with the put agreements as well as the expected amount of any mandatory income distributions. A change in EBITDA would impact the fair value of other financial liabilities and our net income (loss).
Collateralized loan obligations
The fair value of underlying assets within our CLOs is determined primarily using observable market inputs, such as quoted prices for similar assets in active markets and other observable market data.

The fair value of underlying liabilities within our CLOs is determined by discounting expected future contractual cash flows using a current market interest rate applicable to financial instruments with a similar yield, credit quality, maturity characteristics, and structural credit protections. The valuation technique maximizes the use of observable inputs that incorporates comparable securities’ prices and other market intelligence.
5.A.iv Fair Value Hierarchy
We categorize our assets and liabilities carried at fair value, based on the priority of the inputs to the valuation techniques used to measure fair value, into a three-level fair value hierarchy as follows:

Level 1: Fair value based on the unadjusted quoted prices for identical instruments in active markets represents a Level 1 valuation. Where possible, valuations are based on quoted prices or observable inputs obtained from active markets. The types of assets and liabilities classified as Level 1 generally include cash and cash equivalents, certain U.S. government and agency securities, exchange-traded equity securities, and certain segregated and mutual fund units held for account of segregated fund holders.

Level 2: Fair value is based on quoted prices for similar assets or liabilities traded in active markets, or prices from valuation techniques that use significant observable inputs, or inputs that are derived principally from or corroborated with observable market data through correlation or other means. When a fair value is based on all significant market observable inputs, the valuation is classified as Level 2. Financial instruments traded in a less active market are valued using indicative market prices, the present value of cash flows or other valuation methods. The types of assets and liabilities classified as Level 2 generally include Canadian federal, provincial and municipal government, other foreign government and corporate debt securities, certain asset-backed securities, repurchase agreements, OTC derivatives, and certain segregated and mutual fund units held for account of segregated fund holders

Level 3: Fair value is based on valuation techniques that require one or more significant inputs that are not based on observable market inputs. These unobservable inputs reflect our expectations about the assumptions market participants would use in pricing the asset or liability. Where financial instruments trade in inactive markets or when using models where observable parameters do not exist, significant management judgment is required for valuation methodologies and model inputs. The types of assets and liabilities classified as Level 3 generally include certain corporate bonds, certain asset-backed securities, certain other financial invested assets, investment properties, and certain segregated and mutual fund units held for account of segregated fund holders.
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities – FVTPL	$13,705	$1,136	$—	$14,841	$13,243	$630	$—	$13,873
Debt securities – FVTPL	973	70,804	822	72,599	463	67,126	517	68,106
Debt securities – FVOCI	394	12,507	118	13,019	505	13,193	151	13,849
Equity securities – FVTPL	8,200	3,972	7	12,179	6,331	3,358	211	9,900
Equity securities – FVOCI	—	—	71	71	—	—	74	74
Mortgages and loans – FVTPL	—	54,568	589	55,157	—	50,933	2,300	53,233
Mortgages and loans – FVOCI	—	2,711	22	2,733	—	2,512	13	2,525
Derivative assets – FVTPL	171	1,363	—	1,534	28	1,943	—	1,971
Other financial invested assets (excluding CLOs) – FVTPL(1)	813	218	7,130	8,161	859	211	6,880	7,950
Other financial invested assets (CLOs) – FVTPL(2)	—	6,213	—	6,213	—	5,356	—	5,356
Investment properties – FVTPL	—	—	9,432	9,432	—	—	9,290	9,290
Total invested assets measured at fair value	$24,256	$153,492	$18,191	$195,939	$21,429	$145,262	$19,436	$186,127
Investments for account of segregated fund holders – FVTPL	17,325	148,778	463	166,566	17,253	131,074	459	148,786
Total assets measured at fair value	$41,581	$302,270	$18,654	$362,505	$38,682	$276,336	$19,895	$334,913
Liabilities
Obligations for securities borrowing – FVTPL	$7	$260	$—	$267	$4	$235	$—	$239
Derivative liabilities – FVTPL	94	1,971	—	2,065	28	2,049	—	2,077
Other financial liabilities (CLOs) – FVTPL(2)	—	5,846	—	5,846	—	5,028	—	5,028
Investment contract liabilities for account of segregated fund holders – FVTPL	—	—	146,458	146,458	—	—	128,689	128,689
Total liabilities measured at fair value	$101	$8,077	$146,458	$154,636	$32	$7,312	$128,689	$136,033

(1)    Other financial invested assets (excluding CLOs) – FVTPL include our investments in segregated funds, mutual funds, and limited partnerships.
(2)    For details on CLOs, refer to Note 5.A.i.

Debt securities at FVTPL consist of the following:

As at	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$7,413	$—	$7,413	$—	$6,790	$13	$6,803
Canadian provincial and municipal government	—	15,843	—	15,843	—	15,302	—	15,302
U.S. government and agency	973	151	—	1,124	463	163	—	626
Other foreign government	—	3,233	52	3,285	—	3,762	34	3,796
Corporate	—	34,680	751	35,431	—	32,929	465	33,394
Asset-backed securities:
Commercial mortgage-backed securities	—	2,100	—	2,100	—	2,163	—	2,163
Residential mortgage-backed securities	—	4,464	—	4,464	—	3,539	—	3,539
Collateralized debt obligations	—	915	19	934	—	352	1	353
Other	—	2,005	—	2,005	—	2,126	4	2,130
Total debt securities at FVTPL	$973	$70,804	$822	$72,599	$463	$67,126	$517	$68,106
Debt securities at FVOCI consist of the following:

As at	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$480	$—	$480	$—	$734	$—	$734
Canadian provincial and municipal government	—	237	—	237	—	353	—	353
U.S. government and agency	387	8	—	395	501	8	—	509
Other foreign government	7	335	14	356	4	397	12	413
Corporate	—	6,772	85	6,857	—	7,529	90	7,619
Asset-backed securities:
Commercial mortgage-backed securities	—	1,284	—	1,284	—	1,084	—	1,084
Residential mortgage-backed securities	—	1,129	—	1,129	—	1,159	11	1,170
Collateralized debt obligations	—	1,155	19	1,174	—	673	38	711
Other	—	1,107	—	1,107	—	1,256	—	1,256
Total debt securities at FVOCI	$394	$12,507	$118	$13,019	$505	$13,193	$151	$13,849
Mortgages and loans at FVTPL consist of the following:

As at	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgages:
Retail	$—	$2,256	$5	$2,261	$—	$2,472	$12	$2,484
Office	—	2,318	8	2,326	—	2,602	12	2,614
Multi-family residential	—	2,864	—	2,864	—	2,887	—	2,887
Industrial	—	3,562	—	3,562	—	3,447	—	3,447
Other	—	888	—	888	—	1,034	—	1,034
Corporate loans	—	42,680	576	43,256	—	38,491	2,276	40,767
Total mortgages and loans at FVTPL	$—	$54,568	$589	$55,157	$—	$50,933	$2,300	$53,233

Mortgages and loans at FVOCI consist of the following:

As at	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgages:
Retail	$—	$75	$—	$75	$—	$83	$—	$83
Office	—	38	—	38	—	19	—	19
Multi-family residential	—	155	—	155	—	79	—	79
Industrial	—	231	—	231	—	236	—	236
Corporate loans	—	2,212	22	2,234	—	2,095	13	2,108
Total mortgages and loans at FVOCI	$—	$2,711	$22	$2,733	$—	$2,512	$13	$2,525

There were no significant transfers between Level 1 and Level 2 for the year ended December 31, 2025 and December 31, 2024.
The following table provides a reconciliation of the beginning and ending balances for assets that are categorized in Level 3:

For the year ended	Debt securities at FVTPL	Debt securities at FVOCI	Equity securities at FVTPL	Equity securities at FVOCI	Mortgages and loans at FVTPL	Mortgages and loans at FVOCI	Other financial invested assets at FVTPL	Investment properties at FVTPL	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2025
Beginning balance	$517	$151	$211	$74	$2,300	$13	$6,880	$9,290	$19,436	$459	$19,895
Included in net income (loss)(1)(2)(3)	3	—	(5)	—	(48)	(2)	39	(277)	(290)	12	(278)
Included in OCI(2)	—	4	—	—	—	(2)	—	—	2	—	2
Purchases / Issuances	537	277	—	—	196	46	828	626	2,510	84	2,594
Sales / Payments	(42)	(13)	(127)	—	(154)	(10)	(539)	(142)	(1,027)	(65)	(1,092)
Settlements	(2)	(7)	—	—	(2)	(2)	—	—	(13)	(1)	(14)
Transfers into Level 3(4)	15	—	—	—	328	—	—	—	343	—	343
Transfers (out) of Level 3(4)	(173)	(284)	(72)	—	(2,029)	(21)	—	—	(2,579)	(1)	(2,580)
Foreign currency translation(5)	(33)	(10)	—	(3)	(2)	—	(78)	(65)	(191)	(25)	(216)
Ending balance	$822	$118	$7	$71	$589	$22	$7,130	$9,432	$18,191	$463	$18,654
Unrealized gains (losses) included in net income (loss) relating to instruments still held(1)	$2	$—	$(5)	$—	$(59)	$(3)	$65	$(283)	$(283)	$—	$(283)
December 31, 2024
Beginning balance	$402	$187	$113	$68	$2,056	$—	$6,074	$9,723	$18,623	$341	$18,964
Included in net income (loss)(1)(2)(3)	2	—	20	—	33	—	251	(455)	(149)	(8)	(157)
Included in OCI(2)	—	5	—	—	—	—	—	—	5	—	5
Purchases / Issuances	436	335	77	—	240	22	825	146	2,081	173	2,254
Sales / Payments	(48)	(47)	(1)	—	(133)	—	(389)	(255)	(873)	(62)	(935)
Settlements	(37)	(50)	—	—	(21)	—	—	—	(108)	(1)	(109)
Transfers into Level 3(4)	117	62	—	—	439	6	—	—	624	—	624
Transfers (out) of Level 3(4)	(367)	(341)	—	—	(320)	(15)	(15)	—	(1,058)	—	(1,058)
Foreign currency translation(5)	12	—	2	6	6	—	134	131	291	16	307
Ending balance	$517	$151	$211	$74	$2,300	$13	$6,880	$9,290	$19,436	$459	$19,895
Unrealized gains (losses) included in net income (loss) relating to instruments still held(1)	$(6)	$—	$19	$—	$30	$—	$247	$(369)	$(79)	$—	$(79)
(1)    Included in Net investment income (loss) in our Consolidated Statements of Operations for Total invested assets measured at fair value.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income (loss) is comprised of fair value changes on investment properties of $(241) (2024 — $(383)), net of amortization of leasing commissions and tenant inducements of $36 (2024 — $72). As at December 31, 2025, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
Unobservable Inputs and Sensitivity for Level 3 Assets
Our assets categorized in Level 3 of the fair value hierarchy are primarily Investment properties, Mortgages and loans, Debt securities and Other invested assets (financial and non-financial).

The fair value of Investment properties is determined by using the discounted cash flow methodology as described in Note 5.A.iii. The key unobservable inputs used in the valuation of investment properties as at December 31, 2025 include the following:
•Estimated rental value: The estimated rental value is based on contractual rent and other local market lease transactions, net of reimbursable operating expenses. An increase (decrease) in the estimated rental value would result in a higher (lower) fair value. The estimated rental value varies depending on the property types, which include retail, office, and industrial properties. The estimated rental value (in dollars, per square foot, per annum) ranges from $12.00 to $76.00 for retail and office properties and from $3.00 to $21.00 for industrial properties.
•Rental growth rate: The rental growth rate is typically estimated based on expected market behaviour, which is influenced by the type of property and geographic region of the property. An increase (decrease) in the rental growth rate would result in a higher (lower) fair value. The rental growth rate (per annum) ranges from 0.00% to 3.60%, however the one- to two-year short-term rent curve is either below or above this range for select properties.
•Long-term vacancy rate: The long-term vacancy rate is typically estimated based on expected market behaviour, which is influenced by the type of property and geographic region of the property. An increase (decrease) in the long-term vacancy rate would result in a lower (higher) fair value. The long-term vacancy rate ranges from 0.00% to 25.00%.
•Discount rate: The discount rate is derived from market activity across various property types and geographic regions and is a reflection of the expected rate of return to be realized on the investment over the next 10 years. An increase (decrease) in the discount rate would result in a lower (higher) fair value. The discount rate ranges from 5.50% to 10.00%.
•Terminal capitalization rate: The terminal capitalization rate is derived from market activity across various property types and geographic regions and is a reflection of the expected rate of return to be realized on the investment over the remainder of its life after the 10-year period. An increase (decrease) in the terminal capitalization rate would result in a lower (higher) fair value. The terminal capitalization rate ranges from 4.50% to 8.50%.

Changes in the estimated rental value are positively correlated with changes in the rental growth rate. Changes in the estimated rental value are negatively correlated with changes in the long-term vacancy rate, the discount rate, and the terminal capitalization rate.
Our Mortgages and loans, categorized in Level 3, are included in Mortgages and loans – FVTPL and Mortgages and loans – FVOCI in the Level 3 roll forward table, and Mortgages and loans – Amortized cost in Note 5.A.i. The fair value of these mortgages and loans is determined by using the discounted cash flow methodology. The key unobservable inputs used in the valuation of mortgages and loans as at December 31, 2025 include credit spreads and liquidity adjustments. The credit spread is the difference between the instrument yield and the benchmark yield. The benchmark yield is determined by matching each asset by geography, sector, rating and maturity to a matrix comprised of spreads of publicly available corporate bonds. In some cases, a liquidity premium or discount may be applied if recent private spreads differ from public spreads. The credit spreads range from 2.00% to 3.00%. The liquidity adjustments range from a discount of 0.50% to a premium of 1.00%. Changes in the fair value of mortgages and loans are negatively correlated with changes in credit spread and liquidity adjustments.

Our Debt securities categorized in Level 3, which are included in Debt securities – FVTPL and Debt securities – FVOCI in the Level 3 roll forward table, consist primarily of corporate bonds. The fair value of these corporate bonds is generally determined using broker quotes that cannot be corroborated with observable market transactions. Significant unobservable inputs for these corporate bonds would include issuer spreads, which are comprised of credit, liquidity, and other security-specific features of the bonds. A decrease (increase) in these issuer spreads would result in a higher (lower) fair value. Due to the unobservable nature of these broker quotes, we do not assess whether applying reasonably possible alternative assumptions would have an impact on the fair value of the Level 3 corporate bonds. The majority of our debt securities categorized in Level 3 are FVTPL assets supporting insurance contract liabilities. Changes in the fair value of these assets supporting insurance contract liabilities are largely offset by changes in the corresponding insurance contract liabilities. As a result, though using reasonably possible alternative assumptions may have an impact on the fair value of the Level 3 debt securities, it would not have a significant impact on our Consolidated Financial Statements.

The Other financial invested assets categorized in Level 3, which are included in Other financial invested assets – FVTPL and Other financial invested assets – FVOCI in the Level 3 roll forward table, consists primarily of limited partnership investments. The fair value of our limited partnership investments is based on NAV provided by management of the limited partnership investments. Based on the unobservable nature of these NAVs, we do not assess whether applying reasonably possible alternative assumptions would have an impact on the fair value of the Level 3 limited partnership investments.
Valuation Process for Level 3 Assets
Our assets categorized in Level 3 of the fair value hierarchy are primarily Investment properties, Debt securities (including asset-backed securities), Mortgages and loans and limited partnership investments included in Other financial invested assets. Our valuation processes for these assets are as follows:

The fair value of investment properties are based on the results of appraisals performed quarterly and reviewed for material changes. The valuation methodology used to determine the fair value is in accordance with the standards of the Appraisal Institute of Canada and the U.S. Investment properties are appraised externally at least once every three years. Investment properties not appraised externally in a given year are reviewed by qualified appraisers. A management committee, including investment professionals, reviews the fair value of investment properties for overall reasonability.

The fair value of mortgages and loans is based on an internal discounted cash flow model, subject to detailed review and validation to ensure overall reasonability.

The fair value of debt securities is generally obtained by external pricing services. We obtain an understanding of inputs and valuation methods used by external pricing services. When fair value cannot be obtained from external pricing services, broker quotes, or internal models subject to detailed review and validation processes are used. The fair value of debt securities is subject to price validation and review procedures to ensure overall reasonability.

The fair value of limited partnership investments, included in Other financial invested assets, is based on NAV. The financial statements used in calculating the NAV are generally audited annually. We review the NAV of the limited partnership investments and perform analytical and other procedures to ensure the fair value is reasonable.

Investment contract liabilities for account of segregated fund holders can be surrendered and units in the segregated funds can be redeemed by the holder at any time. Accordingly, the fair value of investments for account of segregated fund holders represent the net assets of the segregated funds and are not less than the amount payable on demand.
5.B Net Investment Income (Loss)

For the years ended		December 31, 2025			December 31, 2024
Financial Instruments at FVOCI		Financial Instruments at FVTPL	Other(1)	Total	Financial Instruments at FVOCI	Financial Instruments at FVTPL	Other(1)	Total
Interest income (expense):
Cash, cash equivalents and short-term investments	$—	$412	$—	$412	$—	$537	$—	$537
Debt securities	571	3,216	—	3,787	604	2,894	—	3,498
Mortgages and loans	152	2,719	57	2,928	138	2,661	64	2,863
Derivative investments	—	(26)	—	(26)	—	(38)	—	(38)
Other financial invested assets	2	405	—	407	1	362	—	363
Other financial liabilities	—	(336)	(120)	(456)	—	(299)	(165)	(464)
Total interest income (expense)	725	6,390	(63)	7,052	743	6,117	(101)	6,759
Dividend and other investment income:
Equity securities	—	297	—	297	—	254	—	254
Other financial invested assets	—	336	—	336	—	313	—	313
Total dividend and other investment income	—	633	—	633	—	567	—	567
Net realized and unrealized gains (losses):
Cash, cash equivalents and short-term investments	—	(9)	—	(9)	—	8	—	8
Debt securities	275	(423)	—	(148)	162	(824)	—	(662)
Equity securities	—	1,881	—	1,881	—	1,218	—	1,218
Mortgages and loans	14	719	—	733	30	650	—	680
Derivative investments	—	(942)	—	(942)	—	(1,347)	—	(1,347)
Other financial assets	2	(170)	—	(168)	1	406	—	407
Other financial liabilities	—	31	—	31	—	(44)	—	(44)
Total net realized and unrealized gains (losses)	291	1,087	—	1,378	193	67	—	260
Provision for credit losses	(11)	—	(1)	(12)	3	—	(7)	(4)
Net investment income (loss) from financial instruments	$1,005	$8,110	$(64)	$9,051	$939	$6,751	$(108)	$7,582
Net Investment income (loss) from non-financial instruments:
Investment properties rental income	$—	$—	$685	$685	$—	$—	$664	$664
Investment properties expenses	—	—	(274)	(274)	—	—	(265)	(265)
Investment expenses and taxes	—	—	(292)	(292)	—	—	(278)	(278)
Fair value changes on investment properties	—	—	(241)	(241)	—	—	(383)	(383)
Other investment income (loss)	—	—	92	92	—	—	323	323
Foreign exchange gains (losses)	—	—	(64)	(64)	—	—	116	116
Net investment income (loss) from non-financial instruments	$—	$—	$(94)	$(94)	$—	$—	$177	$177
Total Net investment income (loss)(2)	$1,005	$8,110	$(158)	$8,957	$939	$6,751	$69	$7,759

(1)    Primarily includes investment income (loss) on financial instruments carried at amortized cost, investment properties, and equity method investments.
(2)    Net investment income (loss) recognized in income is $8,859 (December 31, 2024 — $7,415) and net investment income (loss) recognized in OCI is $98 (December 31, 2024 — $344)
5.C Explanation of Investment Result
Net investment result excluding result for account of segregated fund holders consists of the following:

For the year ended December 31, 2025	Insurance contracts Issued	Reinsurance contracts held	Total insurance	Non-insurance (all other)	Total
Net investment income (loss):
Net investment income (loss) recognized in net income	$—	$—	$7,539	$1,320	$8,859
Net investment income (loss) recognized in OCI	—	—	120	(22)	98
Total net investment income (loss)	—	—	7,659	1,298	8,957
Total insurance finance income (expenses) recognized in net income:
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	(3,479)	140	(3,339)	—	(3,339)
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	483	(67)	416	—	416
Application of risk mitigation option(1)	203	—	203	—	203
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)	(4,144)	—	(4,144)	—	(4,144)
Foreign exchange gains (losses)	(20)	—	(20)	—	(20)
Other	170	(4)	166	—	166
Total insurance finance income (expenses) recognized in income	(6,787)	69	(6,718)	—	(6,718)
Decrease (increase) in investment contract liabilities	—	—	—	(323)	(323)
Net investment result	$—	$—	$941	$975	$1,916
Net investment result recognized in net income	$—	$—	$821	$997	$1,818
Net investment result recognized in OCI	$—	$—	$120	$(22)	$98

For the year ended December 31, 2024	Insurance contracts Issued	Reinsurance contracts held	Total insurance	Non-insurance (all other)	Total
Net investment income (loss):
Net investment income (loss) recognized in net income	$—	$—	$5,894	$1,521	$7,415
Net investment income (loss) recognized in OCI	—	—	12	332	344
Total net investment income (loss)	—	—	5,906	1,853	7,759
Total insurance finance income (expenses) recognized in net income:
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	(4,474)	190	(4,284)	—	(4,284)
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	1,683	(135)	1,548	—	1,548
Application of risk mitigation option(1)	225	—	225	—	225
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)	(2,642)	—	(2,642)	—	(2,642)
Foreign exchange gains (losses)	49	—	49	—	49
Other	20	(4)	16	—	16
Total insurance finance income (expenses) recognized in income	(5,139)	51	(5,088)	—	(5,088)
Decrease (increase) in investment contract liabilities	—	—	—	(393)	(393)
Net investment result	$—	$—	$818	$1,460	$2,278
Net investment result recognized in net income	$—	$—	$806	$1,128	$1,934
Net investment result recognized in OCI	$—	$—	$12	$332	$344

(1)    Changes in our share of the fair value of underlying items and FCF arising from changes in the effect of financial risk that are mitigated by the use of derivatives and non-derivative financial instruments are recognized in income rather than adjusting the CSM. These amounts are offset by changes in the fair value of the derivatives and non-derivative financial instruments included in Investment income. The amount above would have resulted in an adjustment to the CSM if it was recorded to the CSM.
5.D Cash, Cash Equivalents and Short-Term Securities
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2025	2024
Cash	$2,498	$2,294
Cash equivalents	7,187	7,835
Short-term securities	5,156	3,744
Cash, cash equivalents and short-term securities	14,841	13,873
Less: Bank overdraft, recorded in Other liabilities	86	175
Net cash, cash equivalents and short-term securities	$14,755	$13,698
5.E Derivative Financial Instruments and Hedging Activities
We apply hedge accounting to minimize volatility in income and equity caused by changes in interest rates or foreign exchange rates. Interest rate and currency fluctuations will either cause assets and liabilities to appreciate or depreciate in market value or cause variability in forecasted cash flows. When a hedging relationship is effective, gains, losses, revenue and expenses of the hedging instrument will offset the gains, losses, revenue and expenses of the hedged item. Derivatives used in hedging relationships are recorded in Derivative assets or Derivative liabilities on the Consolidated Statements of Financial Position.
5.E.i Derivatives Held for Risk Management
We use other derivatives, not designated in a qualifying hedging relationship ("Derivatives investments"), to manage exposure to foreign currency, interest rate, and equity market. The instruments used include principally interest rate swaps, cross-currency swaps, forward contracts, interest rate futures, interest rate options, credit and swaps and equity swaps.

The following table describes the fair value of derivatives held for risk management purposes by type of risk exposure:

As at December 31,	2025		2024
	Assets	Liabilities	Assets	Liabilities
Interest rate contracts:
Derivative investments	$207	$(1,091)	$392	$(822)
Total interest rate derivatives	$207	$(1,091)	$392	$(822)
Foreign exchange contracts:
Designated as cash flow hedges	$1	$(2)	$8	$(3)
Derivative investments	1,028	(865)	1,403	(1,195)
Total foreign exchange derivatives	$1,029	$(867)	$1,411	$(1,198)
Other contracts:
Designated as cash flow hedges	$34	$—	$43	$—
Derivative investments	264	(107)	125	(57)
Total other contracts	$298	$(107)	$168	$(57)
Total derivative contracts	$1,534	$(2,065)	$1,971	$(2,077)

The maturity analysis of the notional amounts and the average rates (or weighted average rates, if applicable) and prices of the hedging instruments are disclosed in Note 6.A.iv.
5.E.ii Hedge Accounting
Cash flow hedges
We use pay fixed/receive floating interest rate and cross-currency interest rate swaps to hedge the interest rate risks in respect of the benchmark interest rate (mainly sterling and Euribor or Sterling Overnight Index Average ("SONIA"), Secured Overnight Financing Rate ("SOFR")) and foreign currency risks (mainly U.S. dollar and sterling or SONIA, SOFR) from its issuance of floating-rate notes denominated in foreign currencies. We hedge interest rate risk to the extent of benchmark interest rate exposure on its floating-rate notes to mitigate variability in its cash flows. Hedge accounting is applied where economic hedging relationships meet the hedge accounting criteria.

We also hedge the variability of cash payments associated with changes in SLF Inc.'s common share prices using total return forwards. This is related to our Sun Share Unit ("Sun Share") Plan as a long-term incentive award to executive employees.

Our exposure to market risk and our approach to managing market risk, including interest rate risk and foreign currency risk, are discussed in Note 6.

We determine the amount of the exposure to which it applies hedge accounting by assessing the potential impact of changes in interest rates and foreign currency exchange rates on the future cash flows from its issuance of floating-rate notes denominated in foreign currencies. This assessment is performed using analytical techniques, such as cash flow sensitivity analysis.
We manage our exposure to credit risk of the counterparties to the derivatives, which is not offset by the hedged items, in a similar manner as described above for the fair value hedges.

We determine whether an economic relationship exists between the cash flows of the hedged item and hedging instrument based on an evaluation of the qualitative characteristics of these items and the hedged risk that is supported by quantitative analysis. We consider whether the critical terms of the hedged item and hedging instrument closely align when assessing the presence of an economic relationship. We evaluate whether the cash flows of the hedged item and the hedging instrument respond similarly to the hedged risk, such as the benchmark interest rate or foreign currency. For cash flow hedging relationships directly impacted by IBOR ("Interbank Offered Rate") reform (i.e. hedges of U.S. dollar London Inter-Bank Offered Rate ("LIBOR") and sterling LIBOR), the cash flows of the hedged item and hedging instrument will not be altered as a result of IBOR reform. We further support this qualitative assessment by using regression analysis to assess whether the hedging instrument is expected to be and has been highly effective in offsetting changes in the present value of the hedged item. We assess hedge effectiveness using the hypothetical derivative method, which creates a derivative instrument to serve as a proxy for the hedged transaction. The terms of the hypothetical derivative match the critical terms of the hedged item and it has a fair value of zero at inception. We assess whether the derivative designated in each hedging relationship is expected to be and has been highly effective in offsetting changes in cash flows of the hedged item (prospectively and retrospectively) using this regression analysis.

Potential sources of hedge ineffectiveness can be attributed to differences between hedging instruments and hedge items:
•The effect of the counterparty and our own credit risk on the fair value of the interest rate swap, which is not reflected in the fair value of the hedged item attributable to the change in interest rate.
•Differences in maturities of the interest rate swap and the loans or debt securities.
•Mismatches in the frequency and timing of when interest rates are reset and frequency of payment.
•Differences in the discounting factors between the hedged item and hedging instrument.

There were no other sources of ineffectiveness in these hedging relationships.

The maturity analysis of the notional amounts and the average rates (or weighted average rates, if applicable) and prices of the hedging instruments are disclosed in Note 6.A.iv.
5.E.iii Reconciliation of Components of Equity
The following table provides a reconciliation by risk category of the accumulated other comprehensive income and analysis of OCI items resulting from hedge accounting:

For the years ended December 31,	2025	2024
Cash flow hedges:
Balance, beginning of year	$4	$(1)
Effective portion of changes in fair value:
Foreign currency risk(1)	(21)	69
Equity price risk	14	57
Net amount reclassified to income (loss):
Foreign currency risk(1)	21	(76)
Equity price risk	(18)	(41)
Related tax	1	(4)
Balance, end of year	$1	$4

(1)    Cross-currency swap may be used to hedge foreign exchange risk, or a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both type of hedge relationships are disclosed in the above risk category (foreign exchange risk).
5.F Transfers of Financial Assets
We enter into transactions, including mortgage securitization, repurchase agreements and securities lending, where we transfer financial assets while retaining the risks and rewards of ownership of the assets. These transferred financial assets are not derecognized and remain on our Consolidated Statements of Financial Position. The carrying value of the transferred assets and the associated liabilities are described in the sections below.
5.F.i Mortgage Securitization
We securitize certain insured fixed-rate commercial mortgages through the creation of mortgage-backed securities under the National Housing Act Mortgage-Backed Securities ("NHA MBS") Program sponsored by the Canada Mortgage and Housing Corporation ("CMHC"). The NHA MBS are then sold to Canada Housing Trust, a government-sponsored security trust that issues securities to third-party investors under the Canadian Mortgage Bond ("CMB") program. The securitization of these assets does not qualify for derecognition as we have not transferred substantially all of the risks and rewards of ownership. Specifically, we continue to be exposed to pre-payment and interest rate risk associated with these assets. There is no ECL on the securitized mortgages, as the mortgages were already insured by the CMHC prior to securitization. These assets continue to be recognized as Mortgages and loans in our Consolidated Statements of Financial Position. Proceeds from securitization transactions are recognized as secured borrowings and included in Other liabilities in our Consolidated Statements of Financial Position.

Receipts of principal on the securitized mortgages are deposited into a principal reinvestment account ("PRA") to meet our repayment obligation upon maturity under the CMB program. The assets in the PRA are typically comprised of cash and cash equivalents and certain asset-backed securities. We are exposed to reinvestment risk due to the amortizing nature of the securitized mortgages relative to our repayment obligation for the full principal amount due at maturity. We mitigate this reinvestment risk using interest rate swaps.
The carrying value and fair value of the securitized mortgages as at December 31, 2025 are $1,205 and $1,181, respectively (December 31, 2024 — $1,555 and $1,505, respectively). The carrying value and fair value of the associated liabilities as at December 31, 2025 are $1,431 and $1,407, respectively (December 31, 2024 — $1,854 and $1,807, respectively). The carrying value of securities in the PRA as at December 31, 2025 is $229 (December 31, 2024 — $302). There are $nil cash and cash equivalents in the PRA as at December 31, 2025 and December 31, 2024.
The fair value of the secured borrowings from mortgage securitization is based on the methodologies and assumptions for asset-backed securities described in Note 5.A.iii. The fair value of these liabilities is categorized in Level 2 of the fair value hierarchy as at December 31, 2025 and December 31, 2024.
5.F.ii Repurchase Agreements
We enter into repurchase agreements for operational funding and liquidity purposes. Repurchase agreements have maturities ranging from 12 to 365 days, averaging 89 days, and bear interest at an average rate of 2.38% as at December 31, 2025 (December 31, 2024 — 3.52%). The carrying values of the transferred assets and the obligations related to their repurchase, which approximate their fair values, are $2,861 as at December 31, 2025 (December 31, 2024 — $2,840). These liabilities are categorized in Level 2 of the fair value hierarchy. Collateral primarily consists of cash and cash equivalents as well as government guaranteed securities. Details on the collateral pledged are included in Note 6.A.ii.
5.F.iii Securities Lending
The Company engages in securities lending to generate additional income. Certain securities from its portfolio are lent to other institutions for short periods. Collateral exceeding the fair value of the securities lent is deposited by the borrower with a lending agent, usually a securities custodian, and maintained by the lending agent until the underlying security has been returned to us. The fair value of the securities lent is monitored on a daily basis with additional collateral obtained or refunded as the fair values fluctuate. Collateral primarily consists of Canadian federal and provincial government securities and cash and cash equivalents. Certain arrangements allow us to invest the cash collateral received for the securities lent. The carrying values of the securities lent approximate their fair values. The carrying values of the securities lent and the related collateral held are $2,360 and $2,486, respectively, as at December 31, 2025 (December 31, 2024 — $2,377 and $2,506, respectively). Of the collateral held, we held cash collateral of $170 as at December 31, 2025 (December 31, 2024 — $194), which is recognized on our Consolidated Statements of Financial Position.